MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
1221 Avenue of the Americas
New York, New York 10020

June 26, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:  Morgan Stanley Natural Resource Development Securities Inc.
       File Number – 2-70421
                               811-3129

       Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on June 25, 2007.

Very truly yours,

/s/ Eric C. Griffith

Eric C. Griffith
Assistant Secretary

cc:            Amy R. Doberman, Esq.
Larry Greene